Significant Accounting Policies - Schedule of Condensed Consolidated Balance Sheet (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Temporary Equity [Line Items]
Contingently redeemable common stock at beginning	$ 1,982,557	$ 8,337,388	$ 9,252,208	$ 193,525,484
Less:
Partial redemption		(6,510,830)	(1,683,800)	(186,410,914)
Plus:
Accretion of redeemable common stock	8,970	155,999	768,980
Contingently redeemable common stock at ending	1,330,515	$ 1,982,557	$ 8,337,388	$ 9,252,208
Less:
Redemption payment due to stockholders	$ (661,012)